LEASES	12 Months Ended
Jun. 30, 2021
LEASES
LEASES

16.  LEASES

As mentioned in Note 3, the Group began applying IFRS 16 and recognized the cumulative initial effect as an adjustment to the opening equity at the date of initial application. The comparative information was not restated. The Group recognized a right-of-use asset and a lease liability.

The right-of-use asset was initially measured at the amount of the lease liability plus initial direct costs incurred, adjusted by pre-payments made in relation to the lease. The right-of-use asset was measured at cost less accumulated depreciation and accumulated impairment.

The lease liability was initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease if it can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard: (i) the use of a single discount rate to a portfolio of leases with reasonably similar characteristics, (ii) reliance on previous assessments on whether leases are onerous, (iii) the accounting for operating leases with a remaining lease term of less than 12 months, as at July 1, 2019, as short-term leases, (iv) the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application, and (v) the use of hindsight in determining the lease term, where the contract contains options to extend or terminate the lease.

The information about the right-of-use and liabilities related with lease assets is as follows:

Right-of-use leased asset	06/30/2021	06/30/2020
Cost
Book value at the beginning of the year	2,369,326	—
Additions for initial application of IFRS 16	—	1,523,177
Additions of the year	913,321	846,149
Exchange differences	405,503	—
Book value at the end of the year	3,688,150	2,369,326

Depreciation	06/30/2021	06/30/2020
Book value at the beginning of the year	1,254,729	—
Additions for initial application of IFRS 16	—	759,045
Exchange differences	278,441	(78,213)
Depreciation of the year	827,320	573,897
Accumulated depreciation at the end of the year	2,360,490	1,254,729
Total	1,327,660	1,114,597

Lease liability	06/30/2021	06/30/2020
Book value at the beginning of the year	1,109,812	—
Additions for initial application of IFRS 16	—	1,523,177
Additions of the year	259,427	702,826
Interest expenses, exchange differences and inflation effects	500,442	(551,232)
Payments of the year	(728,964)	(564,959)
Total	1,140,717	1,109,812

Lease Liabilities	06/30/2021	06/30/2020
Non-current	390,409	444,714
Current	750,308	665,098
Total	1,140,717	1,109,812

	06/30/2021	06/30/2020
Machinery and equipment	661,544	598,561
Vehicles	1,061,184	264,069
Equipment and computer software	582,101	407,546
Land and buildings	1,383,321	1,099,150
	3,688,150	2,369,326

(1)	The incremental borrowing rate used was 7.74%.